Schedule of maturities schedule long term debt (Details) - Dec. 31, 2023	USD ($)	SGD ($)
Debt Disclosure [Abstract]
2024	$ 251,291	$ 331,528
2025	171,475	226,227
Total	$ 422,766	$ 557,755